ACQUISITIONS	12 Months Ended
Dec. 31, 2025
Acquisitions
ACQUISITIONS

5           ACQUISITIONS

(a)	Investment in Joint Venture (“Borborema Inc”)

The carrying amount of equity-accounted investment in the Joint Venture in Borborema Inc has changed as follows in the year ended December 31, 2023:

2023
Balance at the beginning of the year	54,353
Loss for the year	(1,894)
Joint Venture acquisition	-
Investment included in the consolidation (acquisition of control)	(52,459)
Balance at the end of the year	-

On September 21, 2022, the Company concluded the acquisition of 100% of outstanding shares of Big River Gold Limited (“Big River”) through its recently created entity Borborema Inc (“Borborema” or “JV Company”). As part of the acquisition of Big River, Dundee Resources Limited (“Dundee”) has received 20% of the outstanding shares of Borborema in compensation for its previously owned shares of Big River (“project”), thus establishing the JV Company. After the conclusion of the acquisition, Aura and Dundee were the only shareholders of 80% and 20%, respectively of the issued and outstanding shares of the joint venture Borborema Inc, which is the indirect owner of all the rights, titles and interests in Big River. At this point, Borborema was accounted for as a joint venture in the Company’s financial statements, since according to the Shareholders’ Agreement, decision making was equally divided among the Company and Dundee.

On August 29, 2023, the Company and Dundee Resources Limited entered into a Transfer of interest and Borborema shareholder agreement termination agreement (“Borborema agreement”). The Borborema agreement states that Dundee desired to exit the Borborema joint venture and agreed to sell, transfer and otherwise convey all of their shares in the capital of the JV Company to Aura in exchange for the granting of a net smelter returns royalty under a Royalty agreement.

On the same day, Dundee transferred to Aura all of Dundee’ rights, titles and interests in consideration of Aura causing the JV Company and Aura to grant the Royalty Agreement that will be applicable, if the project declares commercial production, as follows:

(i) 1.5% of the Net Smelter Returns for each such calendar quarter in respect of the first 1,500,000 ounces of gold produced and sold; and (ii) 1% of the Net Smelter Returns for each such calendar quarter in respect of which an additional 500,000 ounces of gold are produced and sold after the initial 1,500,000 ounces of gold has been produced and sold. Once 2,000,000 ounces of gold are produced and sold, the Royalty shall be extinguished and be of no further force or effect.

Upon acquisition of the additional 20% interest from Dundee, the Company began consolidating Borborema Inc in its financial statements.

Management has treated this transaction as an asset acquisition, given that Borborema Inc. has a high concentration (more than 95%) in the mineral properties asset and also concluded that there was a change in the fair value of the asset since its initial acquisition, mainly related to the completion of the feasibility study of the project and the advancement in permits required to the execution of the project, and therefore a gain related to the revaluation of the investment of $5,505 in 2023 was recognized as “Other income (expenses), net”. From the agreement date, Borborema Inc. became a subsidiary of Aura and since that date is being consolidated in the financial statements. Until the date of the acquisition of control, the Company had recorded the total amount of ($1,894) of equity method loss, also as “Other income (expenses), net”.

The consolidated financial statements of Borborema Inc. as of the date of acquisition, that was consolidated at the Company´s consolidated financial statements included $3,727 of cash and cash equivalent, $54,054 of Minerals properties (Note 11) and other immaterial assets and liabilities.

(b)	Asset acquisition– Bluestone Resources (“Bluestone”)

In December 2024, the Company acquired, 5,500,000 shares of Bluestone, representing 3.62% of its total shares, for a total consideration of $1,327. The acquisition was measured based on the quoted market price of Bluestone’s shares on the Canadian stock exchange at the acquisition date and was recorded as an investment under other non-current assets (see Note 10).

On January 13, 2025, Aura completed the acquisition of control of Bluestone, acquiring all remaining 96.38% shares for an additional amount of $40,299 as follows:

- Cash Consideration = $18,342 (equivalent to C$26,255)

- Non-Cash Consideration = $12,503

Aura issued 1,007,186 common shares to Bluestone´s former shareholders (0.0183 common shares of Aura for each Bluestone Share held). The shares were measured based on the quoted market price of Aura’s shares on the Canadian stock exchange at the acquisition date.

- Contingent Value Rights (CVRs) = $9,120 (C$13,111) (note 17)

The fair value of the CVRs was determined based on three fixed annual payments, contingent upon the achievement of commercial production, defined as when either: (i) Aura announces that commercial production at Era Dorada Project has been achieved, or (ii) it has operated for 90 consecutive days with 80% or more of used capacity.

The fair value of the CVRs was determined using a probability-weighted discounted cash flow model. This model incorporated management’s current estimates of the probability of achieving commercial production, the expected timing of it and the contractual payout structure. The expected payments were discounted to present value using a 7.4% discount rate.

- Capitalized Acquisition Costs = $334

These costs, consisting of legal and consulting fees paid in January 2025, were capitalized as part of the investment.

Upon the closing of the transaction, Bluestone's assets primarily consisted of mineral properties. Given that Bluestone did not have processes capable of generating outputs, it did not meet the definition of a business. As a result, the transaction has been treated as an asset acquisition.

The table below summarizes the financial information of the investment as of January 13, 2025 (acquisition date):

		Fair value recognized on acquisition
Assets acquired	Cash and cash equivalents	138
	Other assets	687
	Property, plant and equipment (Note 11)	75,221

Liabilities assumed	Trade and other payables	761
	Other liabilities	2,954
	Loans and debentures	19,900
	Provision for mine closure and restoration	9,668
	Deferred income tax liabilities	1,137

Net assets		41,626

(c)	Mineração Serra Grande S.A. (“MSG”) – Business Combination

On December 1, 2025, Aura Minerals Inc., through its wholly owned subsidiary, Aura Minerais Participações Ltda. (“AMP”), acquired 100% of the outstanding shares of Mineração Serra Grande S.A. (“MSG”), the owner and operator of the Serra Grande gold mine located in Crixás, Goiás, Brazil. The transaction was accounted for as a business combination. The acquisition of MSG is aligned with Aura’s strategy to expand its operational platform in the Americas and increase its annual gold and gold equivalent production through acquiring assets with potential to yield high returns to its shareholders.

The consideration transferred by Aura´s subsidiary, AMP, comprised an upfront cash payment of $72,841 paid at closing, subject to closing adjustments as per the Share Purchase Agreement (“SPA”). In addition, the consideration includes deferred consideration in the form of a 3% net smelter returns (“NSR”) participation over the currently identified mineral resource of MSG, inclusive of mineral reserves, payable on a quarterly basis. The deferred consideration was recognized at its fair value as of the acquisition date.

The identifiable assets acquired and liabilities assumed were recognized and measured at their respective fair values as of the acquisition date. Management performed a purchase price allocation to allocate the consideration transferred to the identifiable assets acquired and liabilities assumed based on their respective fair values as of the acquisition date.

Assets acquired and liabilities assumed

The fair values of the identifiable assets and liabilities of Mineração Serra Grande as at the date of acquisition were:

Fair value recognized on acquisition
ASSETS
Cash and cash equivalents	20,706
Accounts receivables	13
Value added taxes and other recoverable taxes	14,551
Inventories (a)	23,144
Other receivables and assets	6,795
Property, plant and equipment (b)	142,846
Deferred income tax assets	7,362
Assets	215,417
LIABILITIES
Trade and other payables	67,710
Other liabilities	3,186
Provision for mine closure and restoration	10,035
Other provisions	38,002
Liabilities	118,933
Total identifiable net assets at fair value	96,484

Purchase consideration transferred	96,484

(a)	The fair value of inventories acquired amounted to $23,144 at the acquisition date, based on management’s assessment of the nature and condition of the inventories, including finished goods and work in process, estimated costs to complete, and current market conditions.
(b)	The fair value of Property, plant and equipment acquired amounted to $142,846 at the acquisition date, based on management’s assessment of the physical condition of the assets, their remaining useful lives, and current market condition.

The purchase price allocation remains provisional in respect of certain legal and regulatory contingencies for which the Company has not yet completed its assessment of whether a present obligation exists as of the acquisition date. The Company continues to evaluate information obtained subsequent to the acquisition to determine the appropriate measurement of these items. Adjustments to provisional amounts in the acquisition accounting, if any, will be recognized during the measurement period.

Purchase consideration

The consideration transferred for the acquisition of MSG was measured at fair value as of the acquisition date and comprised an upfront cash payment made at closing, together with contingent consideration in the form of a net smelter returns (“NSR”) royalty arrangement.

Consideration paid in cash

The consideration paid in cash for the acquisition of MSG was measured at fair value as of the acquisition date and consisted of a cash payment of $72,841 paid to the sellers at the closing date of the transaction.

The amount paid at the closing date of the transaction was determined in accordance with the SPA and reflected the agreed base purchase price of $76,000, adjusted for estimated cash, third-party indebtedness, intra-group receivables and payables, as notified by the seller prior to closing date.

The SPA also provides for a post-closing purchase consideration for the consideration paid in cash based on the final amount of cash balance, indebtedness, intra-group balances and working capital at the closing date of the transaction, with any differences from the estimated amounts and the base working capital resulting in a corresponding adjustment to the consideration.

Contingent consideration – Net Smelter Returns (NSR)

In addition to the cash consideration, the acquisition agreement provides for variable consideration in the form of a net smelter returns (“NSR”). Under the agreement, the Company is required to pay an amount equivalent to 3% of the Net Smelter Returns, calculated and payable on a quarterly basis, based on revenues from the sale of gold produced from the identified mineral resource base acquired in the transaction.

At the acquisition date, the NSR deferred consideration was initially recognized at fair value in the amount of $23,643. The fair value was determined using an income approach based on a discounted cash flow model, which estimates the expected future royalty payments over the life of the identified mineral resources and reserves. The valuation was based on management’s production forecasts and mine plan assumptions, commodity price forecasts, estimated contractual deductions, and a discount rate reflecting current market conditions and the risks associated with the underlying cash flows. The fair value represents the present value of expected future payments to be made under the agreement.

Acquisition-related costs

Acquisition-related costs of $2,287, consisting primarily of legal, advisory, valuation and due diligence fees, were expensed as incurred and recognized in general and administrative expenses in the Consolidated Statement of income (loss).

Cash flow impact

The net cash outflow related to the acquisition, as presented in the consolidated statement of cash flows, amounted to $52,135, representing the cash consideration paid of $72,841 net of cash and cash equivalents acquired of $20,706.

Impact on consolidated results

From the acquisition date to December 31, 2025, MSG contributed revenues of $20,238 and profit of $4,409 to the Company’s consolidated statements of income (loss).